Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Statement Line Items [Line Items]
Entity Registrant Name	ENERGY CO OF PARANA
Entity Central Index Key	0001041792
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	145,031,080,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017
Class "A" Preferred
Statement Line Items [Line Items]
Entity Preferred Stock, Shares Outstanding	328,627,000
Class "B" Preferred
Statement Line Items [Line Items]
Entity Preferred Stock, Shares Outstanding	128,295,668,000